EQUITY COMPONENTS (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Components
Earning attributable to equity holders of the Company	$ 377	$ 619	$ 302
Weighted average amount of outstanding shares	1,360	1,360	1,366
Basic earnings per share	$ 0.28	$ 0.46	$ 0.22
Diluted earnings per share	$ 0.28	$ 0.46	$ 0.22